Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,596,000.00
Total Fee Amount	8,920.71
Total Offset Amount	0.00
Net Fee	$ 8,920.71
Offering Table N/A
Offset Table N/A	N/A